Subsequent Events, At-The-Market Offering (Details) - USD ($) $ in Thousands	2 Months Ended	12 Months Ended
	Feb. 15, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
At-The-Market Offering [Abstract]
Net proceeds from issuance of common stock		$ 1,788	$ 0	$ 0
Subsequent Event [Member] | ATM Offering [Member]
At-The-Market Offering [Abstract]
Shares issued (in shares)	224,817
Net proceeds from issuance of common stock	$ 694